Segment and geographic information (Tables)	6 Months Ended
Sep. 30, 2023
Segment and Geographic Information [Abstract]
Business segments' results

	Millions of yen
	Retail	Investment Management	Wholesale	Other (Incl. elimination)	Total
Six months ended September 30, 2022
Non-interest revenue	¥142,603	¥35,366	¥406,582	¥57,991	¥642,542
Net interest revenue	1,263	(1,616)	(2,096)	(18,443)	(20,892)

Net revenue	143,866	33,750	404,486	39,548	621,650
Non-interest expenses	133,465	39,911	359,025	41,368	573,769

Income (loss) before income taxes	¥10,401	¥(6,161)	¥45,461	¥(1,820)	¥47,881

Six months ended September 30, 2023
Non-interest revenue	¥188,301	¥76,357	¥387,061	¥47,815	¥699,534
Net interest revenue	2,681	(4,721)	7,876	12,893	18,729

Net revenue	190,982	71,636	394,937	60,708	718,263
Non-interest expenses	138,990	44,794	384,572	45,272	613,628

Income before income taxes	¥51,992	¥26,842	¥10,365	¥15,436	¥104,635

	Millions of yen
	Retail	Investment Management	Wholesale	Other (Incl. elimination)	Total
Three months ended September 30, 2022
Non-interest revenue	¥71,977	¥27,058	¥214,413	¥25,325	¥338,773
Net interest revenue	503	(887)	(8,914)	(9,702)	(19,000)

Net revenue	72,480	26,171	205,499	15,623	319,773
Non-interest expenses	66,995	20,618	185,310	13,551	286,474

Income before income taxes	¥5,485	¥5,553	¥20,189	¥2,072	¥33,299

Three months ended September 30, 2023
Non-interest revenue	¥97,630	¥49,124	¥205,699	¥(887)	¥351,566
Net interest revenue	1,302	(4,013)	(1,612)	17,840	13,517

Net revenue	98,932	45,111	204,087	16,953	365,083
Non-interest expenses	69,887	21,896	195,823	23,419	311,025

Income (loss) before income taxes	¥29,045	¥23,215	¥8,264	¥(6,466)	¥54,058

Major components of income (loss) before income taxes in "Other"
The following table presents the major components of
Income (loss) before income taxes
in “
Other
.”

	Millions of yen
	Six months ended September 30
	2022	2023
Net gain (loss) related to economic hedging transactions	¥(9,709)	¥(5,511)
Realized gain on investments in equity securities held for operating purposes	295	8,217
Equity in earnings of affiliates	26,107	22,731
Corporate items	(1,475)	3,322
Other (1)	(17,038)	(13,323)

Total	¥(1,820)	¥15,436

	Millions of yen
	Three months ended September 30
	2022	2023
Net gain (loss) related to economic hedging transactions	¥98	¥(8,905)
Realized gain on investments in equity securities held for operating purposes	55	26
Equity in earnings of affiliates	9,114	9,013
Corporate items	4,513	1,380
Other (1)	(11,708)	(7,980)

Total	¥2,072	¥(6,466)

(1)	Includes the impact of Nomura’s own creditworthiness.

Reconciliation of combined business segments' results included in preceding table to reported net revenue, non-interest expenses and income (loss) before income taxes
The table below presents reconciliations of the combined business segments’ results included in the preceding table to Nomura’s reported
Net revenue, Non-interest expenses
and
Income before income taxes
in the consolidated statements of income.

	Millions of yen
	Six months ended September 30
	2022	2023
Net revenue	¥621,650	¥718,263
Unrealized gain (loss) on investments in equity securities held for operating purposes	(4,664)	(1,590)

Consolidated net revenue	¥616,986	¥716,673

Non-interest expenses	¥573,769	¥613,628
Unrealized gain (loss) on investments in equity securities held for operating purposes	—	—

Consolidated non-interest expenses	¥573,769	¥613,628

Income before income taxes	¥47,881	¥104,635
Unrealized gain (loss) on investments in equity securities held for operating purposes	(4,664)	(1,590)

Consolidated income before income taxes	¥43,217	¥103,045

	Millions of yen
	Three months ended September 30
	2022	2023
Net revenue	¥319,773	¥365,083
Unrealized gain (loss) on investments in equity securities held for operating purposes	(1,815)	2,677

Consolidated net revenue	¥317,958	¥367,760

Non-interest expenses	¥286,474	¥311,025
Unrealized gain (loss) on investments in equity securities held for operating purposes	—	—

Consolidated non-interest expenses	¥286,474	¥311,025

Income before income taxes	¥33,299	¥54,058
Unrealized gain (loss) on investments in equity securities held for operating purposes	(1,815)	2,677

Consolidated income before income taxes	¥31,484	¥56,735

Geographic allocation of net revenue and income (loss) before income taxes from operations by geographic areas, and long-lived assets

	Millions of yen
	Six months ended September 30
	2022	2023
Net revenue (1) :
Americas	¥119,139	¥202,420
Europe	64,064	109,768
Asia and Oceania	41,657	24,030

Subtotal	224,860	336,218
Japan	392,126	380,455

Consolidated	¥616,986	¥716,673

Income (loss) before income taxes:
Americas	¥(43,011)	¥(6,776)
Europe	4,505	(15,125)
Asia and Oceania	23,917	4,459

Subtotal	(14,589)	(17,442)
Japan	57,806	120,487

Consolidated	¥43,217	¥103,045

	Millions of yen
	Three months ended September 30
	2022	2023
Net revenue (1) :
Americas	¥75,057	¥124,978
Europe	35,533	58,817
Asia and Oceania	4,744	8,806

Subtotal	115,334	192,601
Japan	202,624	175,159

Consolidated	¥317,958	¥367,760

Income (loss) before income taxes:
Americas	¥(21,364)	¥13,134
Europe	6,405	(9,182)
Asia and Oceania	15,574	2,546

Subtotal	615	6,498
Japan	30,869	50,237

Consolidated	¥31,484	¥56,735

(1)	There is no revenue derived from transactions with a single major external customer.

	Millions of yen
	March 31, 2023	September 30, 2023
Long-lived assets:
Americas	¥114,946	¥125,946
Europe	53,161	58,850
Asia and Oceania	23,839	32,514

Subtotal	191,946	217,310
Japan	308,941	287,063

Consolidated	¥500,887	¥504,373